Huntington Asset Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

March 5, 2012

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re: The Huntington Funds (“Registrant”), SEC File No. 811-05010

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in supplements dated December 16, 2011, to the Prospectus for the Huntington Conservative Allocation Fund, the Huntington Balanced Allocation Fund and the Huntington Growth Allocation Fund.

If you have any questions or would like further information, please contact me at (513) 366-3071.

Sincerely,

/s/ Jay S. Fitton
Jay S. Fitton Secretary